Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Income from continuing operations	$ 43,077	$ 29,722	$ 126,362	$ 118,189	$ 88,547
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	25,051	24,926	99,848	106,455	106,504
Non-cash restructuring (credit) expense			(240)		1,731
Share-based compensation expense related to equity classified awards	3,583	3,931	16,012	16,267	13,716
Amortization and write-off of program rights	67,442	54,417	278,728	219,859	184,096
Amortization of deferred carriage fees	2,184	5,993	23,962	25,213	23,646
Amortization and write-off of deferred financing costs and discounts on indebtedness	2,505	942	12,159	3,773	3,962
Loss on extinguishment of debt			14,726
Provision for doubtful accounts	105	935	338	1,484	2,528
Deferred income taxes	18,806	18,352	69,160	80,744	61,975
Changes in assets and liabilities:
Accounts receivable, trade	1,327	17,856	(44,750)	(36,422)	(27,641)
Amounts due from/to related parties, net	(3,922)	(12,613)	(9,602)	5,049	4,004
Prepaid expenses and other assets	29,046	(892)	(30,930)	17,388	(4,220)
Program rights			(495,878)	(321,082)	(222,111)
Deferred carriage fees			(1,923)	(2,930)	(585)
Program rights and obligations, net	(81,028)	(63,791)
Deferred carriage fees and deferred carriage fees payable, net	(148)	(2,008)
Accounts payable, accrued expenses and other liabilities	(31,065)	(29,334)	34,538	12,772	(1,007)
Program rights obligations			164,440	19,337	(27,840)
Deferred carriage fees payable			(1,717)	(101)	(3,303)
Net cash provided by operating activities	76,963	48,436	255,233	265,995	204,002
Cash flows from investing activities:
Capital expenditures	(2,838)	(1,599)	(15,371)	(17,243)	(13,419)
Payment for acquisition of a business		(135)	(320)	(320)	(470)
Proceeds from sale of equipment, net of costs of disposal		13		406	720
Net cash used in investing activities	(2,838)	(1,721)	(15,691)	(17,157)	(13,169)
Cash flows from financing activities:
Capital contributions from Cablevision		20,813	20,813	204,018	682
Capital distributions to Cablevision			(20,813)	(53,754)	(10,122)
Repayment of credit facility debt	(51,488)	(62,500)	(877,975)	(105,000)	(120,000)
Redemption of senior notes			(300,000)
Redemption of senior subordinated notes, including tender premium and fees			(338,365)
Payments for financing costs	(40)		(27,414)
Proceeds from credit facility debt			1,442,364
Purchase of treasury stock	(15,937)		(1,677)
Proceeds from stock option exercises	1,828		3,622
Repayment of note payable to related party				(190,000)
Principal payments on capital lease obligations	(290)	(1,093)	(4,612)	(4,080)	(3,034)
Net cash used in financing activities	(65,927)	(42,780)	(104,057)	(148,816)	(132,474)
Net increase in cash and cash equivalents from continuing operations	8,198	3,935	135,485	100,022	58,359
Cash flows from discontinued operations:
Net cash provided by operating activities	148	178	(359)	(30,870)	(48,967)
Net cash provided by (used in) investing activities			750	(10,183)	(4,753)
Net cash provided by (used in) financing activities
Effect of change in cash related to net assets distributed to Cablevision				(8,837)	(291)
Net increase in cash and cash equivalents from discontinued operations	148	178	391	(49,890)	(54,011)
Cash and cash equivalents at beginning of period	215,836	79,960	79,960	29,828	25,480
Cash and cash equivalents at end of period	$ 224,182	$ 84,073	$ 215,836	$ 79,960	$ 29,828